Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DBX ETF TRUST
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000250300
Shareholder Report [Line Items]
Fund Name	Xtrackers Artificial Intelligence and Big Data ETF
Class Name	Xtrackers Artificial Intelligence and Big Data ETF
Trading Symbol	XAIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
AssetsNet	$ 85,835,721
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 124,310
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,835,721
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	124,310

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000242878
Shareholder Report [Line Items]
Fund Name	Xtrackers Cybersecurity Select Equity ETF
Class Name	Xtrackers Cybersecurity Select Equity ETF
Trading Symbol	PSWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 7,765,142
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 8,089
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,765,142
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	8,089

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000130526
Shareholder Report [Line Items]
Fund Name	Xtrackers International Real Estate ETF
Class Name	Xtrackers International Real Estate ETF
Trading Symbol	HAUZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[3]
AssetsNet	$ 932,265,650
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 440,958
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	932,265,650
Number of Portfolio Holdings	396
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	440,958

Holdings [Text Block]
Sector	% of Net Assets
Real Estate Operations/Development	35%
Diversified	15%
Real Estate Management/Services	12%
Warehouse/Industry	11%
Shopping Centers	10%
Office Property	5%
Apartments	3%
Regional Malls	2%
Health Care	1%
E-Commerce/Services	1%
Other	5%
Country	% of Net Assets
Japan	23%
Australia	13%
Hong Kong	10%
United Kingdom	7%
Singapore	7%
Canada	6%
Sweden	4%
France	4%
Germany	3%
Switzerland	3%
Israel	3%
Other	16%

Largest Holdings [Text Block]
Holdings	22.6% of Net Assets
Goodman Group (Australia)	4.2%
Mitsui Fudosan Co. Ltd. (Japan)	3.4%
Mitsubishi Estate Co. Ltd. (Japan)	3.1%
Sumitomo Realty & Development Co. Ltd. (Japan)	2.4%
Vonovia SE (Germany)	2.3%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.0%
Scentre Group (Australia)	1.5%
Link (Hong Kong)	1.3%
Swiss Prime Site AG (Switzerland)	1.2%
Segro PLC (United Kingdom)	1.2%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000242879
Shareholder Report [Line Items]
Fund Name	Xtrackers Semiconductor Select Equity ETF
Class Name	Xtrackers Semiconductor Select Equity ETF
Trading Symbol	CHPS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$10	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 15,594,852
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 7,379
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	15,594,852
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,379

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000242880
Shareholder Report [Line Items]
Fund Name	Xtrackers US Green Infrastructure Select Equity ETF
Class Name	Xtrackers US Green Infrastructure Select Equity ETF
Trading Symbol	UPGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$22	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 5,545,282
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 8,489
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	5,545,282
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	8,489

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000245888
Shareholder Report [Line Items]
Fund Name	Xtrackers US National Critical Technologies ETF
Class Name	Xtrackers US National Critical Technologies ETF
Trading Symbol	CRTC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[6]
AssetsNet	$ 117,021,717
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 206,137
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	117,021,717
Number of Portfolio Holdings	221
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	206,137

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000125568
Shareholder Report [Line Items]
Fund Name	Xtrackers Harvest CSI 300 China A‑Shares ETF
Class Name	Xtrackers Harvest CSI 300 China A‑Shares ETF
Trading Symbol	ASHR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$36	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[7]
AssetsNet	$ 1,644,590,440
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 6,543,822
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,644,590,440
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	6,543,822

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000138395
Shareholder Report [Line Items]
Fund Name	Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Class Name	Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Trading Symbol	ASHS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$37	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%	[8]
AssetsNet	$ 23,465,251
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 90,123
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	23,465,251
Number of Portfolio Holdings	490
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	90,123

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000262479
Shareholder Report [Line Items]
Fund Name	Xtrackers Nifty 500 India ETF
Class Name	Xtrackers Nifty 500 India ETF
Trading Symbol	IND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Nifty 500 India ETF (the "Fund") for the period November 25, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Nifty 500 India ETF (the "Fund") for the period November 25, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IND	$0Footnote Reference(a)	0.19%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period November 25, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 0	[9]
Expense Ratio, Percent	0.19%	[10]
AssetsNet	$ 5,006,807
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 153
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	5,006,807
Number of Portfolio Holdings	500
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	153

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000135616
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI All World ex US Hedged Equity ETF
Class Name	Xtrackers MSCI All World ex US Hedged Equity ETF
Trading Symbol	DBAW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$22	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[11]
AssetsNet	$ 214,839,607
Holdings Count | Holding	1,810
Advisory Fees Paid, Amount	$ 383,414
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	214,839,607
Number of Portfolio Holdings	1,810
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	383,414

Holdings [Text Block]
Sector	% of Net Assets
Financials	24%
Industrials	14%
Information Technology	14%
Consumer Discretionary	10%
Health Care	8%
Materials	6%
Consumer Staples	6%
Communication Services	6%
Energy	4%
Utilities	3%
Real Estate	2%
Country	% of Net Assets
Japan	14%
United Kingdom	9%
Canada	8%
China	7%
France	6%
Taiwan	6%
Switzerland	6%
Germany	6%
India	4%
Australia	4%
South Korea	4%
Other	24%

Largest Holdings [Text Block]
Holdings	12.4% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.4%
Tencent Holdings Ltd. (China)	1.5%
ASML Holding NV (Netherlands)	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.1%
Alibaba Group Holding Ltd. (Hong Kong)	1.0%
AstraZeneca PLC (United Kingdom)	0.9%
Roche Holding AG (Switzerland)	0.9%
Nestle SA (Switzerland)	0.8%
SAP SE (Germany)	0.8%
Novartis AG (Switzerland)	0.8%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000096055
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI EAFE Hedged Equity ETF
Class Name	Xtrackers MSCI EAFE Hedged Equity ETF
Trading Symbol	DBEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[12]
AssetsNet	$ 8,435,234,214
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 14,088,328
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	8,435,234,214
Number of Portfolio Holdings	698
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	14,088,328

Holdings [Text Block]
Sector	% of Net Assets
Financials	24%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Consumer Staples	7%
Materials	5%
Communication Services	4%
Utilities	4%
Energy	3%
Real Estate	2%
Country	% of Net Assets
Japan	22%
United Kingdom	14%
France	10%
Switzerland	10%
Germany	9%
Australia	6%
Netherlands	5%
Sweden	4%
Spain	4%
Italy	3%
Hong Kong	2%
Other	9%

Largest Holdings [Text Block]
Holdings	12.8% of Net Assets
ASML Holding NV (Netherlands)	2.0%
AstraZeneca PLC (United Kingdom)	1.4%
Roche Holding AG (Switzerland)	1.4%
Nestle SA (Switzerland)	1.3%
SAP SE (Germany)	1.3%
Novartis AG (Switzerland)	1.2%
HSBC Holdings PLC (United Kingdom)	1.2%
Shell PLC (United Kingdom)	1.1%
Siemens AG (Germany)	1.0%
Toyota Motor Corp. (Japan)	0.9%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000096054
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Class Name	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Trading Symbol	DBEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$36	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[13]
AssetsNet	$ 77,728,765
Holdings Count | Holding	1,179
Advisory Fees Paid, Amount	$ 239,674
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	77,728,765
Number of Portfolio Holdings	1,179
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	239,674

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	26%
Financials	22%
Consumer Discretionary	12%
Communication Services	9%
Industrials	7%
Materials	7%
Energy	4%
Consumer Staples	4%
Health Care	3%
Utilities	2%
Real Estate	1%
Country	% of Net Assets
China	22%
Taiwan	20%
India	16%
South Korea	12%
Brazil	5%
Hong Kong	4%
South Africa	3%
Saudi Arabia	3%
Mexico	2%
Other	11%

Largest Holdings [Text Block]
Holdings	30.1% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.1%
Tencent Holdings Ltd. (China)	5.0%
Samsung Electronics Co. Ltd. (South Korea)	3.6%
Alibaba Group Holding Ltd. (Hong Kong)	3.3%
SK hynix, Inc. (South Korea)	1.9%
HDFC Bank Ltd. (India)	1.3%
Reliance Industries Ltd. (India)	1.1%
China Construction Bank Corp. (China)	1.0%
Xiaomi Corp. (China)	0.9%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	0.9%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000130527
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Europe Hedged Equity ETF
Class Name	Xtrackers MSCI Europe Hedged Equity ETF
Trading Symbol	DBEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[14]
AssetsNet	$ 634,611,339
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,504,504
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	634,611,339
Number of Portfolio Holdings	406
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	1,504,504

Holdings [Text Block]
Sector	% of Net Assets
Financials	23%
Industrials	19%
Health Care	14%
Consumer Staples	9%
Consumer Discretionary	8%
Information Technology	7%
Materials	5%
Utilities	5%
Energy	4%
Communication Services	4%
Real Estate	1%
Country	% of Net Assets
United Kingdom	21%
France	16%
Switzerland	15%
Germany	14%
Netherlands	8%
Sweden	6%
Spain	5%
Italy	5%
Denmark	3%
Finland	2%
Other	4%

Largest Holdings [Text Block]
Holdings	19.4% of Net Assets
ASML Holding NV (Netherlands)	3.1%
AstraZeneca PLC (United Kingdom)	2.2%
Roche Holding AG (Switzerland)	2.1%
Nestle SA (Switzerland)	1.9%
SAP SE (Germany)	1.9%
Novartis AG (Switzerland)	1.9%
HSBC Holdings PLC (United Kingdom)	1.8%
Shell PLC (United Kingdom)	1.6%
Siemens AG (Germany)	1.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000144410
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Eurozone Hedged Equity ETF
Class Name	Xtrackers MSCI Eurozone Hedged Equity ETF
Trading Symbol	DBEZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[15]
AssetsNet	$ 70,028,451
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 167,063
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	70,028,451
Number of Portfolio Holdings	602
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	167,063

Holdings [Text Block]
Sector	% of Net Assets
Financials	23%
Industrials	20%
Information Technology	12%
Consumer Discretionary	11%
Health Care	7%
Utilities	6%
Consumer Staples	5%
Materials	4%
Communication Services	4%
Energy	3%
Real Estate	1%
Country	% of Net Assets
France	28%
Germany	26%
Netherlands	14%
Spain	10%
Italy	9%
Finland	3%
Belgium	3%
Ireland	2%
Other	3%

Largest Holdings [Text Block]
Holdings	24.6% of Net Assets
ASML Holding NV (Netherlands)	5.2%
SAP SE (Germany)	3.2%
Siemens AG (Germany)	2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.4%
Allianz SE (Germany)	2.1%
Banco Santander SA (Spain)	2.0%
Schneider Electric SE (France)	1.9%
Airbus SE (France)	1.8%
Iberdrola SA (Spain)	1.7%
TotalEnergies SE (France)	1.7%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000096058
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Japan Hedged Equity ETF
Class Name	Xtrackers MSCI Japan Hedged Equity ETF
Trading Symbol	DBJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$25	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[16]
AssetsNet	$ 428,706,912
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 901,018
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	428,706,912
Number of Portfolio Holdings	185
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	901,018

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000246554
Shareholder Report [Line Items]
Fund Name	Xtrackers California Municipal Bond ETF
Class Name	Xtrackers California Municipal Bond ETF
Trading Symbol	CA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[17]
AssetsNet	$ 21,353,258
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 7,046
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,353,258
Number of Portfolio Holdings	256
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	7,046
Modified duration to worst	6.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000125719
Shareholder Report [Line Items]
Fund Name	Xtrackers Municipal Infrastructure Revenue Bond ETF
Class Name	Xtrackers Municipal Infrastructure Revenue Bond ETF
Trading Symbol	RVNU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[18]
AssetsNet	$ 135,878,176
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 99,516
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	135,878,176
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	99,516
Modified duration to worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Airport	32%
Water & Sewer	23%
Cities, Counties, & Authorities	11%
Toll Facilities	11%
Public Power	11%
Mass Transit	4%
Sales and Special Tax	3%
Seaport	2%
States & US Territories	1%
Other	2%
Holdings	% of Net Assets
New York	24%
California	17%
Texas	11%
Florida	8%
Illinois	6%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
AAA	14%
AA	62%
A	22%
BBB	2%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000157941
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Class Name	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Trading Symbol	HDEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[19]
AssetsNet	$ 2,174,898,004
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 941,745
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,174,898,004
Number of Portfolio Holdings	120
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	941,745

Holdings [Text Block]
Sector	% of Net Assets
Financials	27%
Consumer Staples	20%
Health Care	14%
Energy	11%
Industrials	9%
Utilities	8%
Consumer Discretionary	5%
Communication Services	4%
Real Estate	1%
Information Technology	1%
Materials	0%
Country	% of Net Assets
Switzerland	22%
United Kingdom	19%
France	13%
Germany	9%
Japan	8%
Singapore	5%
Spain	5%
Australia	4%
Italy	3%
Netherlands	2%
Hong Kong	2%
Other	5%

Largest Holdings [Text Block]
Holdings	41.4% of Net Assets
Roche Holding AG (Switzerland)	5.2%
Novartis AG (Switzerland)	4.9%
Nestle SA (Switzerland)	4.8%
Shell PLC (United Kingdom)	4.8%
Allianz SE (Germany)	4.4%
Unilever PLC (United Kingdom)	3.9%
Iberdrola SA (Spain)	3.6%
TotalEnergies SE (France)	3.5%
British American Tobacco PLC (United Kingdom)	3.4%
Sanofi SA (France)	2.9%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000251233
Shareholder Report [Line Items]
Fund Name	Xtrackers US 0-1 Year Treasury ETF
Class Name	Xtrackers US 0-1 Year Treasury ETF
Trading Symbol	TRSY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period June 1, 2025 (commencement of operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period June 1, 2025  (commencement of operations) to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[20]
AssetsNet	$ 20,504,620
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,858
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	20,504,620
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	5,858
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Based on the period November 25, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.